Summary of Changes in Benefit Obligations and Plan Assets for Contributory and Non-Contributory Defined Benefit Pension Plans (Parenthetical) (Detail) (Foreign Pension Plans, Defined Benefit, INR)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Contributory
Defined Benefit Plan Disclosure [Line Items]
Actuarial Gain on Plan Assets	(5)	458
Non-Contributory
Defined Benefit Plan Disclosure [Line Items]
Actuarial Gain on Plan Assets	13	337